DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		1 Months Ended	6 Months Ended	11 Months Ended
	Jul. 30, 2020	Aug. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Aug. 31, 2021
Description of Organization And Business Operations [Line Items]
Proceeds from sale of Public Offering Units	$ 172,500,000	$ 172,500,000		$ 172,500,000
Proceeds from sale of Private Placement Warrants	5,700,000	$ 5,700,000		$ 5,700,000
Trust account deposit	$ 172,500,000				$ 172,500,000
U.S. government treasury bills maturity period, description				The funds in the Trust Account are to be invested only in U.S. government treasury bills with a maturity of one hundred and eighty five (185) days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940 which invest only in direct U.S. government obligations.
Working capital			$ 7,380,000	$ 250,000
Interest to pay dissolution expenses			$ 100,000	$ 100,000
Redeem public shares, percentage			100.00%	100.00%
Trust account, percentage			80.00%	80.00%
Business combination of redeem shares			$ 5,000,001	$ 5,000,001
Pay dissolution expenses				$ 100,000
Class A Common Stock
Description of Organization And Business Operations [Line Items]
Redemption of shares, percentage			100.00%	100.00%